Revenue - Narrative (Details) $ in Millions	12 Months Ended
	Sep. 24, 2022 USD ($) distribution_center	Sep. 25, 2021 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Contract liability, revenue recognized | $	$ 359.5	$ 120.3
Remaining performance obligation, amount | $	$ 11,100.0
Number of distribution centers | distribution_center	42
Walmart
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Number of distribution centers | distribution_center	42
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-09-25
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, percentage	8.00%
Remaining performance obligation, period	12 months